Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Related party disclosures [Abstract]
Key Management Compensation	Key management is comprised of executive officers and the Board of Directors who served during the reporting period.

	Year ended December 31,
	2025	2024	2023
	$’000	$’000	$’000
Salary and related expenses	1,622	1,870	1,421
Pension contributions	85	61	-
Share-based compensation expense	7,444	1,227	590
Other compensation	-	260	-
	9,151	3,418	2,011